Shareholder Report, Line Graph (Details) 123764_Hotchkis - Wiley Large Cap Value Fund_Class Z_TSR Annual {Class Z} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 1,831,643	$ 1,665,365	$ 1,406,299	$ 1,228,598	$ 1,353,379	$ 823,544	$ 1,000,000	$ 2,198,535
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	2,208,121	1,915,179	1,555,475	1,307,631	1,518,128	1,053,053	1,000,000	$ 2,712,092
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index
Accumulated Value	1,726,632	1,518,560	1,343,184	1,204,219	1,292,354	899,445	1,000,000	$ 2,194,875
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index
Accumulated Value	$ 2,255,103	$ 1,949,694	$ 1,573,889	$ 1,318,569	$ 1,516,208	$ 1,059,748	$ 1,000,000	$ 2,751,760